CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		9 Months Ended		45 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
Cash Flows from Operating Activities:
Net loss for the period	$ (3,835,911)	$ (1,749,062)	$ (11,162,574)	$ (14,378,710)	$ (66,437,198)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	80,672	489,545	540,151	2,346,535	6,046,002
Depreciation	3,313	5,619	12,695	17,281	236,376
Gain on settlement of debt	(340)	0	(340)	0	(8,090,739)
Gain on sale of equipment	0	(25,581)	0	(25,581)	(1,978,105)
Gain on sale of subsidiaries	0	0	0	0	(474,577)
Write-down of machinery and equipment	0	0	0	0	4,471,921
Amortization of premium on marketable debt securities					175,020
Accretion of convertible notes	1,046,935	0	2,905,208	513,509	5,851,009
Securities received in settlement of litigation	0	0	0	0	(101,482)
Net gain (loss) on sale of marketable securities	4,039	0	4,039	(7,373)	(1,017,653)
Impairment of marketable securities	75,576	0	75,576	0	509,549
Shares issued for compensation	0	356,416	5,827	1,978,189	4,162,216
Changes in non-cash working capital:
Net (increase) decrease in deposits and advances	63,501	(551,785)	(97,050)	(2,309,183)	206,743
Net increase (decrease) in accounts payable and accrued expenses	739,520	683,389	659,751	351,277	(2,115,556)
Net cash used in operating activities	(1,822,695)	(791,459)	(7,056,717)	(11,514,056)	(58,556,474)
Cash Flows from Investing Activities:
Proceeds from disposition of marketable securities	8,461	0	8,461	13,645	12,847,644
Purchase of marketable securities	0	0	0	0	(1,726,718)
Purchase of property, plant and equipment	(1,264)	(105,418)	(128,285)	(157,137)	(9,834,593)
Proceeds from sales of equipment	0	25,581	0	475,581	25,650,121
Decrease in restricted cash	0	0	0	0	9,489,777
Deconsolidation of subsidiaries	0	0	0	0	(1,429,655)
Net cash provided by (used in) investing activities	7,197	(79,837)	(119,824)	332,089	34,996,576
Cash Flows from Financing Activities:
Net proceeds from the issuance of common shares	5,027,031	0	5,665,842	81,925	5,807,206
Restructure fees	0	0	0	0	(2,585,119)
Settlement of convertible notes	0	(15,439,500)	0	(32,339,500)	(33,788,183)
Net cash provided by (used in) financing activities	5,027,031	(15,439,500)	5,665,842	(32,257,575)	(30,566,096)
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	3,211,533	(16,310,796)	(1,510,699)	(43,439,542)	(54,125,994)
Cash and cash equivalents - beginning of period	3,625,286	30,548,624	8,347,518	57,677,370	60,962,813
Cash and cash equivalents - end of period	$ 6,836,819	$ 14,237,828	$ 6,836,819	$ 14,237,828	$ 6,836,819